Stock Options (Details) - USD ($)						1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 16, 2022	Oct. 15, 2021	Oct. 15, 2021	Nov. 21, 2020	Oct. 30, 2020	Apr. 16, 2022	Nov. 21, 2020	Oct. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022	Nov. 30, 2021
Stock Options (Details) [Line Items]
Stock options aggregate					545,182			545,182
Conversion price (in Dollars per share)					$ 2			$ 2
Consulting fees (in Dollars)					$ 1,090,361			$ 1,090,361					$ 4,296,763	$ 1,478,590
Company granted option	761,920	1,280,002	1,280,002	545,182		761,920	545,182				761,920	1,280,002
Options vested grant date exercisable	10 years	10 years	10 years	10 years		10 years	10 years
Exercise price per share (in Dollars per share)	$ 3	$ 3	$ 3			$ 3
Fair value of options granted (in Dollars)											$ 2.79	$ 2.09
Stock-based compensation expense (in Dollars)									$ 0	$ 0	$ 1,241,930	$ 2,675,205
2016 Equity Incentive Plan [Member]
Stock Options (Details) [Line Items]
Options available for grant											3,860,211
Previously Reported [Member]
Stock Options (Details) [Line Items]
Fair value of options granted (in Dollars)											$ 1.63